Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Current
Federal
State
Total Current Income Tax Provision
Deferred
Federal	(491,900)	(66,000)
State	(71,500)	(9,700)
Total Deferred Income Tax Provision	(563,400)	(75,700)
Change in valuation allowance	563,400	75,700
Total income tax provision